Property and Equipment, Net - Narrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ 95,900,000	$ 76,000,000.0	$ 77,200,000
Impairment of long-lived assets	0	0	0
Asset retirement obligation	12,800,000	10,300,000
Changes in ARO liabilities	2,500,000	0	$ 0
Asset retirement obligation, liabilities incurred and revision of estimate	2,400,000
Asset retirement obligation, foreign currency translation adjustments	300,000
Asset retirement obligation, accretion expense	200,000
Asset retirement obligation, liabilities settled	300,000
Total property and equipment, net	394,000,000	215,000,000
Retirement Assets
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 7,100,000	$ 5,200,000